Annual Fund Operating Expenses - NVIT SP 500 Index Fund	Apr. 30, 2021
Class I Shares
Operating Expenses:
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.32%
Fee Waiver/Expense Reimbursement	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.25%
Class II Shares
Operating Expenses:
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.57%
Fee Waiver/Expense Reimbursement	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.50%
Class IV Shares
Operating Expenses:
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.27%
Fee Waiver/Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.27%
Class Y Shares
Operating Expenses:
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.17%
Fee Waiver/Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.17%

[1]	Under the Fund Administrative Services Agreement between Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Financial Services, Inc. (“NFS”), NFS is entitled to receive an administrative services fee of 0.15% with respect to Class I and Class II shares of the Fund, and 0.10% with respect to Class IV shares of the Fund. NFS has entered into a written contract with the Trust pursuant to which NFS will waive 0.07% of the administrative services fee charged to Class I and Class II shares through April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.